T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

September 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 5.6%
Interactive Media & Services 5.6%
Alphabet, Class A (1)	75,177	9,838
Meta Platforms, Class A (1)	10,288	3,088
Total Communication Services		12,926
CONSUMER DISCRETIONARY 8.6%
Automobile Components 0.3%
Mobileye Global, Class A (1)	18,327	761
		761
Broadline Retail 3.6%
Amazon.com (1)	65,494	8,326
		8,326
Hotels Restaurants & Leisure 4.4%
Chipotle Mexican Grill (1)	190	348
Hilton Worldwide Holdings	17,021	2,556
Marriott International, Class A	4,864	956
McDonald's	9,514	2,507
Starbucks	7,662	699
Yum! Brands	24,198	3,023
		10,089
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Class B	8,419	805
		805
Total Consumer Discretionary		19,981
CONSUMER STAPLES 2.6%
Beverages 1.2%
Keurig Dr Pepper	55,914	1,765
PepsiCo	5,624	953
		2,718
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale	3,364	1,901
		1,901
Food Products 0.6%
Mondelez International, Class A	20,693	1,436
		1,436
Total Consumer Staples		6,055

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ENERGY 2.7%
Oil, Gas & Consumable Fuels 2.7%
Canadian Natural Resources	42,377	2,741
Chesapeake Energy	26,421	2,278
EOG Resources	10,288	1,304
Total Energy		6,323
FINANCIALS 11.3%
Banks 1.0%
Bank of America	38,325	1,049
PNC Financial Services Group	10,101	1,240
		2,289
Capital Markets 5.0%
CME Group	10,102	2,023
Goldman Sachs Group	4,116	1,332
Intercontinental Exchange	20,483	2,254
KKR	25,471	1,569
Moody's	1,312	415
Morgan Stanley	13,277	1,084
MSCI	903	463
S&P Global	3,554	1,299
Tradeweb Markets, Class A	13,460	1,079
		11,518
Financial Services 2.8%
Mastercard, Class A	8,419	3,333
Visa, Class A	14,207	3,268
		6,601
Insurance 2.5%
Arthur J Gallagher	11,216	2,557
Marsh & McLennan	17,012	3,237
		5,794
Total Financials		26,202
HEALTH CARE 18.5%
Biotechnology 2.4%
AbbVie	23,745	3,539
Biogen (1)	7,859	2,020
		5,559
Health Care Equipment & Supplies 4.0%
Abbott Laboratories	20,817	2,016
Alcon	7,295	562
Becton Dickinson	15,151	3,917
GE HealthCare Technologies (1)	13,220	900
Stryker	3,930	1,074

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Teleflex	3,713	729
		9,198
Health Care Providers & Services 4.7%
Elevance Health	3,361	1,464
Humana	3,384	1,647
McKesson	2,992	1,301
UnitedHealth Group	12,857	6,482
		10,894
Life Sciences Tools & Services 5.3%
Avantor (1)	29,121	614
Danaher	17,013	4,221
Revvity	28,988	3,209
Thermo Fisher Scientific	8,464	4,284
		12,328
Pharmaceuticals 2.1%
Eli Lilly	6,336	3,403
Zoetis	8,041	1,399
		4,802
Total Health Care		42,781
INDUSTRIALS & BUSINESS SERVICES 12.7%
Aerospace & Defense 1.9%
Lockheed Martin	2,057	841
Northrop Grumman	3,362	1,480
RTX	28,042	2,018
		4,339
Building Products 0.4%
Trane Technologies	4,489	911
		911
Commercial Services & Supplies 3.2%
Cintas	1,870	900
Republic Services	20,541	2,927
Waste Connections	26,709	3,587
		7,414
Electrical Equipment 1.0%
AMETEX	14,666	2,167
		2,167
Ground Transportation 0.4%
CSX	31,790	977
		977
Industrial Conglomerates 1.8%
General Electric	12,150	1,343

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Roper Technologies	5,987	2,900
		4,243
Machinery 2.9%
Fortive	44,323	3,287
IDEX	3,427	713
Ingersoll-Rand	42,637	2,717
		6,717
Professional Services 1.1%
Broadridge Financial Solutions	4,519	809
Equifax	5,452	999
TransUnion	11,410	819
		2,627
Total Industrials & Business Services		29,395
INFORMATION TECHNOLOGY 26.8%
Electronic Equipment, Instruments & Components 2.1%
Amphenol, Class A	13,841	1,163
Keysight Technologies (1)	2,807	371
TE Connectivity	8,224	1,016
Teledyne Technologies (1)	5,664	2,314
		4,864
IT Services 0.8%
Accenture, Class A	6,359	1,953
		1,953
Semiconductors & Semiconductor Equipment 6.4%
Analog Devices	13,784	2,413
Applied Materials	9,541	1,321
KLA	1,679	770
Marvell Technology	13,085	708
NVIDIA	14,060	6,116
NXP Semiconductors	9,538	1,907
Texas Instruments	9,518	1,514
		14,749
Software 10.6%
Cadence Design Systems (1)	4,299	1,007
Intuit	5,981	3,056
Microsoft	53,231	16,808
PTC (1)	10,981	1,556
Salesforce.com (1)	8,407	1,705
Tyler Technologies (1)	1,493	576
		24,708

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 6.9%
Apple	92,915	15,908
		15,908
Total Information Technology		62,182
MATERIALS 1.9%
Chemicals 1.6%
Linde	10,096	3,759
		3,759
Construction Materials 0.3%
Martin Marietta Materials	1,495	614
		614
Total Materials		4,373
REAL ESTATE 1.4%
Specialized REITs 1.4%
American Tower, REIT	10,898	1,792
SBA Communications, REIT	7,316	1,464
Total Real Estate		3,256
UTILITIES 7.6%
Electric Utilities 2.9%
Exelon	67,241	2,541
NextEra Energy	17,448	1,000
Xcel Energy	53,568	3,065
		6,606
Multi-Utilities 4.7%
Ameren	53,640	4,014
CenterPoint Energy	65,095	1,748
CMS Energy	9,741	517
DTE Energy	29,921	2,970
WEC Energy Group	20,032	1,614
		10,863
Total Utilities		17,469
Total Common Stocks (Cost $238,647)		230,943

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
MONEY MARKET FUNDS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.40% (2)(3)	749,898	750
Total Money Market Funds (Cost $750)		750
Total Investments in Securities 100.0% of Net Assets (Cost $239,397)		$231,693
Other Assets Less Liabilities 0.0%		5
Net Assets 100.0%		$231,698

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
(3)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$6
Totals	$—#	$—	$6+

Supplementary Investment Schedule
Affiliate	Purchase Cost	Sales Cost	Value 9/30/23
T. Rowe Price Government Reserve Fund	¤	¤	$750
	Total		$750^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $6 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $750.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Capital Appreciation Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1072-054Q3
09/2023